share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2019 CAD ($) EquityInstruments	Jun. 30, 2019 CAD ($) EquityInstruments
Number of restricted share units - Non-vested
Outstanding, beginning of period	3,096,260	3,193,520
Issued - initial award		2,222
In lieu of dividends	34,109	73,189
Vested	(9,513)	(104,800)
Forfeited and cancelled	(40,697)	(83,972)
Outstanding, end of period	3,080,159	3,080,159
Number of restricted share units - vested
Outstanding, beginning of period	6,472	63,383
In lieu dividends	68	148
Vested	9,513	104,800
Settled in cash	(9,900)	(162,178)
Outstanding, end of period	6,153	6,153
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 44.86	$ 44.85
Outstanding, beginning of period, vested | $	44.45	44.89
Issued - initial award | $		45.03
In lieu of dividends | $	49.31	47.02
Vested | $	44.64	43.98
Settled in cash | $	44.63	44.02
Forfeited and cancelled | $	44.89	44.87
Outstanding, end of period, non-vested | $	44.86	44.86
Outstanding, end of period, vested | $	$ 44.47	$ 44.47